Equity (as restated) (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Equity (as restated)
8. Equity

The following table shows a rollforward of the common stock outstanding since December 31, 2020:

	Class A common stock	Class B common stock	Class C common stock
December 31, 2020	40,835,093	—	144,235,246
Exercise of warrants	1,793,903	—	—
March 31, 2021	42,628,996	—	144,235,246

Dividends are reflected in the Condensed Consolidated Statements of Equity (Deficit) when declared by the board of directors. On February 25, 2021, the Company declared a quarterly dividend of $0.08 per share to be paid on June 15, 2021 to Class A common stock record holders at the close of business on June 1, 2021. On March 15, 2021 a dividend of $0.06 per share was paid to Class A common stock record holders at the close of business on March 1, 2021. Dividend equivalent payments of $0.7 million were accrued for holders of RSUs for the three months ended March 31, 2021. Distributions to partners represent distributions made to GCMH Equityholders.

10. Equity (as restated)

Subsequent to the Transaction as described in Note 3, the Company had one class of preferred stock authorized, three classes of common stock authorized: Class A common stock, Class B common stock and Class C common stock, and warrants. Holders of Class A common stock and Class C common stock vote together as a single class on all matters submitted to the stockholders for their vote or approval, except as required by applicable law.

Preferred Stock

The Company has been authorized to issue 100,000,000 shares of preferred stock with a par value of $0.0001 per share. Voting and other rights and preferences may be determined from time to time by the Company’s Board of Directors. As of December 31, 2020, there were no shares of preferred stock issued or outstanding.

Class A Common Stock

Holders of Class A common stock are entitled to one vote for each share on all matters submitted to the stockholders for their vote or approval. Additionally, holders of shares of Class A common stock are entitled to receive dividends as and if declared by the Board of Directors out of legally available funds.

Class B Common Stock

Holders of Class B common stock are not entitled to any votes on any matter that is submitted to a vote by the Company’s stockholders, except as required by Delaware law. Delaware law would permit holders of Class B common stock to vote, with one vote per share, on a matter if it were to (i) change the par value of the Class B common stock or (ii) amend the Charter to alter the powers, preferences, or special rights of the Class B common stock as a whole in a way that would adversely affect the holders of Class B common stock. Holders of shares of Class B common stock are entitled to receive dividends as and if declared by the Board of Directors out of legally available funds. As of December 31, 2020, no shares of Class B common stock have been issued.

Class C Common Stock

Holders of Class C common stock are entitled to carry up to 10 votes per share and represent no more than 75% of the voting power of the total voting stock. Holders of Class C common stock do not have any right to receive dividends other than stock dividends consisting of shares of Class C common stock, paid proportionally with respect to each outstanding share of Class C common stock.

Shares of Class C common stock are cancelled upon a sale or transfer of Class A common stock received as a result of any redemption or exchange of GCMH common units outstanding to any person that is not the Chairman of the Board and Chief Executive Officer of the Company or GCMH Equityholders (or affiliate or owner) as of November 17, 2020. Additionally, shares of Class C common stock are cancelled if there happens to be a redemption or exchange of a common unit for cash.

The GCMH Equityholders may from time to time cause GCMH to redeem any or all of their GCMH common units in exchange, at the Company’s election, for either cash (based on the market price for a share of the Class A common stock) or shares of Class A common stock.

Shares of Class A common stock, Class B common stock and Class C common stock are not subject to any conversion right.

Shares of Common Stock Outstanding

The following table shows a rollforward of the common stock outstanding since the Transaction, as defined in Note 3:

	Class A common stock	Class B common stock	Class C common stock
November 17, 2020
Issuance of common stock pursuant to the Transaction	39,914,862	—	144,235,246
Exercise of warrants	920,231	—	—
December 31, 2020	40,835,093	—	144,235,246